SUPPLEMENT dated August 30, 2004 to
PROSPECTUSES dated May 1, 2004 for
PROTECTIVE SURVIVOR VARIABLE LIFE INSURANCE POLICY
issued by Protective Life Insurance Company

The sixth sentence of the section entitled "Loans" on page 4 of the prospectus is revised as follows:

     "Annual interest rates currently charged for loans are 5.0% for Policy Years 2 through 10 (6.0% for Policies applied for in all states before May 1, 2004 and for Policies applied for in Maryland and Massachusetts before August 30, 2004) and 3.0% for Policy Years 11 and thereafter (4.0% for Policies applied for in all states before May 1, 2004 and for Policies applied for in Maryland and Massachusetts before August 30,
     2004)."

The Loan Interest Rates Charged table in the section entitled "Interest" on page 25 of the prospectus is revised as follows:

Loan Interest Rates Charged
Type of Policy	Current Loan Charge	Guaranteed Loan Charge
Policies applied for on or after May 1, 2004 in all states except Maryland and Massachusetts and on or after August 30, 2004 in Maryland and Massachusetts
Policy Years 2 through 10	5.0%	5.0%
Policy Years 11 and thereafter	3.0%	3.25%
Policies applied for in all states before May 1, 2004 and in Maryland and Massachusetts before August 30, 2004
Policy Years 2 through 10	6.0%	6.0%
Policy Years 11 and thereafter	4.0%	4.25%

The Loan Interest Rates Credited table in the section entitled "Interest" on page 25 of the prospectus is revised as follows:

Loan Interest Rates Credited
Type of Policy	Current	Guaranteed
Policies applied for on or after May 1, 2004 in all states except Maryland and Massachusetts and on or after August 30, 2004 in Maryland and Massachusetts	3.0%	3.0%
Policies applied for before May 1, 2004 in all states and before August 30, 2004 in Maryland and Massachusetts	4.0%	4.0%

The Net Cost of Loans table in the section entitled "Interest" on page 26 of the prospectus is revised as follows:

Net Cost of Loans
Type of Policy	Current	Guaranteed
Policies applied for on or after May 1, 2004 in all states except Maryland and Massachusetts and in Policies applied for on or after August 30, 2004 in Maryland and Massachusetts
Policy Years 2 through 10	2.0%	2.0%
Policy Years 11 and thereafter	0.0%	0.25%
Policies applied for before May 1, 2004 in all states and before August 30, 2004 in Maryland and Massachusetts
Policy Years 2 through 10	2.0%	2.0%
Policy Years 11 and thereafter	0.0%	0.25%

The fourth sentence of the second paragraph in the section entitled "Interest Credited on Fixed Account Value" on page 28 of the prospectus is revised as follows:

     "The initial annual effective interest rate and the current interest rates that Protective Life will credit are annual effective interest rates of not less than 3.00% in all states (4.0% for Policies applied for in all states before May 1,2004 and for Policies applied for in Maryland and Massachusetts before August 30, 2004)."

The second sentence of the paragraph in the section entitled "Payments from the Fixed Account" on page 29 of the prospectus is revised as follows:

     "If a payment from the Fixed Account is deferred for 30 days or more, it will bear interest at a rate of 3.0%
     per year in all states (4.0% for Policies applied for in all states before May 1, 2004, and for Policies applied for before August 30,2004 in Maryland and Massachusetts) (or an alternative rate if required by applicable state insurance law), compounded annually while payment is deferred."

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